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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS,INC.	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 12/31/2018

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

Institutional Money Market Fund Portfolio
As of December 31, 2018

Description	Principal Amount $	Amortized Cost Value $

US Government and Agency Obligations (4.1%)
FHLMC	4,350,000	4,350,741
2.4019% Due 06/28/2019
Total US Government and Agency Obligations	4,350,000	4,350,741

US Treasury Bonds and Notes (44.0%)
US TREASURY FRN	12,000,000	12,006,347
2.4846% Due 04/30/2019
US TREASURY FRN	15,000,000	15,002,673
2.5698% Due 01/31/2019
TREASURY BILL	10,000,000	9,990,435
0.000% Due 01/15/2019
TREASURY BILL	10,000,000	9,984,685
0.000% Due 01/24/2019
Total US Treasury Bonds and Notes	47,000,000	46,984,140

Repurchase Agreements (49.9%)
ROYAL BANK OF CANADA REPO	27,215,070	27,215,070
2.8500% Due 01/02/2019
BMO CAPITAL MARKETS LLC REPO	26,000,000	26,000,000
2.8500% Due 01/02/2019
Total Repurchase Agreements	53,215,070	53,215,070

Money Market Funds (2.0%)
INVESCO GOVERNMENT & AGENCY PORTFOLIO - Institutional Class, 2.30%(a)	2,200,000	2,200,000

Total Money Market Funds	2,200,000	2,200,000

	106,765,070	106,749,951

(a) Rate disclosed is the seven day SEC yield as of 12/31/2018

VALUATION DISCLOSURES

Securities Valuation:  In accordance with Rule 2a-7 under the 1940 Act, the Fund’s investments are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1 per share.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Fair Value Measurement:  ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  Under ASC 820, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Level 1 –

unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Level 2 –

other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) as reported by the underlying mutual funds.  These securities are categorized as Level 1 securities.

Securities in the Fund’s investments are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  These approximate fair values are all considered Level 2 valuations.

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2018:

		Valuation Inputs
Assets		Level 1		Level 2	Level 3	Total
US Government & Agency	$			$4,350,741	$-	$4,350,741
US Treasury Bonds & Notes	$			$46,984,140	$-	$46,984,140
Repurchase Agreements	$			$53,215,070	$-	$53,215,070
Money Market Funds		$2,200,000	$		$-	2,200,000
Total		$2,200,000		$104,549,951	$-	$106,749,951

The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation Level 3 securities are included for this reporting period

ITEM 2. CONTROLS AND PROCEDURES

(A) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of February 28, 2018, a date within 90 days of the filing date of this report.

(B) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

(A) A Certification from the Chief Executive Officer and the Chief Financial Officer is attached as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

Gregory D. Boal

Principal Executive and President

Date:  February 28, 2019

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Gregory D. Boal

President (Principal Executive Officer)

Date:  February 28, 2019

Amy M. Mitchell

Treasurer (Principal Financial Officer)

Date:  February 28, 2019